Investments in Associates and Joint Venture - Summary of the consolidated statement of profit or loss and other comprehensive income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit of Investment in associates [Abstract]
Profit loss	S/ 110,900	S/ 123,958	S/ (214,344)
Associates and Joint Venture	10,414	8,800	6,290
other comprehensive income of investment in associates.
Other comprehensive income	0	0	(42)
Ciclotrón Colombia S.A.S
Profit of Investment in associates [Abstract]
Profit loss	7,136	5,495	4,063
other comprehensive income of investment in associates.
Other comprehensive income		0	(42)
Ciclotrón Perú S.A
Profit of Investment in associates [Abstract]
Profit loss	1,469	2,444	1,497
Pet CT Perú S.A
Profit of Investment in associates [Abstract]
Profit loss	S/ 1,809	S/ 861	S/ 730